Share Capital and Reserves - Summary of Warrants (Details) - Warrants - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding, beginning balance (in shares)	242,000	0
Number of warrants, issued (in shares)		2,661,012
Number of warrants, exercised (in shares)		(484)
Number of warrants, expired (in shares)		(2,418,528)
Number of warrants outstanding, ending balance (in shares)	242,000	242,000
Shares to be issued upon exercise of warrants, beginning balance (in shares)	242,000	0
Shares to be issued upon exercise of warrants, issued (in shares)		2,661,012
Shares to be issued upon exercise of warrants, exercised (in shares)		(484)
Shares to be issued upon exercise of warrants, expired (in shares)		(2,418,528)
Shares to be issued upon exercise of warrants, ending balance (in shares)	242,000	242,000